Summary of Significant Accounting Policies, Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0	$ 0